Distribution Date:	02/18/26	BANK 2022-BNK42
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2022-BNK42

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Director of CMBS Securitizations		leland.f.bunch@bofa.com and
					cmbsnotices@bofa.com
Certificate Interest Reconciliation Detail	5		One Bryant Park, NY1-100-11-07 | New York, NY 10036 | United States
Exchangeable Certificate Detail	6	Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Factor Detail	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Additional Information	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	9	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	10		Attention: CMBS Servicing		commercial.servicing@trimont.com
Current Mortgage Loan and Property Stratification	11-15		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 1)	16-17	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
		Special Servicer
Mortgage Loan Detail (Part 2)	18-19
			Tom Klump	(703) 302-8080	tklump@ncb.coop
Principal Prepayment Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Historical Detail	21	Special Servicer	LNR Partners, Inc.
Delinquency Loan Detail	22		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Collateral Stratification and Historical Detail	23				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 1	24
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 2	25	Representations Reviewer
Modified Loan Detail	26		Surveillance Manager		cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	29		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541MBE3	3.791000%	7,760,000.00	3,256,554.22	177,997.39	10,288.00	0.00	0.00	188,285.39	3,078,556.83	30.20%	30.00%
A-2	06541MBF0	4.442000%	74,100,000.00	74,100,000.00	0.00	274,293.50	0.00	0.00	274,293.50	74,100,000.00	30.20%	30.00%
A-SB	06541MBG8	4.512000%	15,180,000.00	15,180,000.00	0.00	57,076.80	0.00	0.00	57,076.80	15,180,000.00	30.20%	30.00%
A-4	06541MBH6	4.246000%	125,000,000.00	125,000,000.00	0.00	442,291.67	0.00	0.00	442,291.67	125,000,000.00	30.20%	30.00%
A-5	06541MBN3	4.493000%	284,104,000.00	284,104,000.00	0.00	1,063,732.73	0.00	0.00	1,063,732.73	284,104,000.00	30.20%	30.00%
A-S	06541MBV5	4.722734%	38,865,000.00	38,865,000.00	0.00	152,957.54	0.00	0.00	152,957.54	38,865,000.00	24.79%	24.63%
B	06541MCA0	4.722734%	37,960,000.00	37,960,000.00	0.00	149,395.82	0.00	0.00	149,395.82	37,960,000.00	19.50%	19.38%
C	06541MCF9	4.722734%	38,865,000.00	38,865,000.00	0.00	152,957.54	0.00	0.00	152,957.54	38,865,000.00	14.09%	14.00%
D	06541MAL8	2.500000%	23,500,000.00	23,500,000.00	0.00	48,958.33	0.00	0.00	48,958.33	23,500,000.00	10.82%	10.75%
E	06541MAN4	2.500000%	18,076,000.00	18,076,000.00	0.00	37,658.33	0.00	0.00	37,658.33	18,076,000.00	8.30%	8.25%
F	06541MAQ7	3.483000%	11,750,000.00	11,750,000.00	0.00	34,104.38	0.00	0.00	34,104.38	11,750,000.00	6.67%	6.63%
G	06541MAS3	3.483000%	9,942,000.00	9,942,000.00	0.00	28,856.65	0.00	0.00	28,856.65	9,942,000.00	5.28%	5.25%
H	06541MAU8	3.483000%	8,135,000.00	8,135,000.00	0.00	23,611.84	0.00	0.00	23,611.84	8,135,000.00	4.15%	4.13%
J*	06541MAW4	3.483000%	29,826,431.00	29,826,431.00	0.00	86,064.10	0.00	0.00	86,064.10	29,826,431.00	0.00%	0.00%
RR Interest	06541MBC7	4.722734%	38,055,970.07	37,818,946.60	9,368.28	148,813.99	0.00	0.00	158,182.27	37,809,578.32	0.00%	0.00%
V	06541MAY0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541MBA1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			761,119,401.07	756,378,931.82	187,365.67	2,711,061.22	0.00	0.00	2,898,426.89	756,191,566.15

X-A	06541MBT0	0.302798%	506,144,000.00	501,640,554.21	0.00	126,579.68	0.00	0.00	126,579.68	501,462,556.83
X-D	06541MAA2	2.222734%	41,576,000.00	41,576,000.00	0.00	77,010.32	0.00	0.00	77,010.32	41,576,000.00
X-F	06541MAC8	1.239734%	11,750,000.00	11,750,000.00	0.00	12,139.06	0.00	0.00	12,139.06	11,750,000.00
X-G	06541MAE4	1.239734%	9,942,000.00	9,942,000.00	0.00	10,271.20	0.00	0.00	10,271.20	9,942,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	06541MAG9	1.239734%	8,135,000.00	8,135,000.00	0.00	8,404.36	0.00	0.00	8,404.36	8,135,000.00
X-J	06541MAJ3	1.239734%	29,826,431.00	29,826,431.00	0.00	30,814.03	0.00	0.00	30,814.03	29,826,431.00
Notional SubTotal			607,373,431.00	602,869,985.21	0.00	265,218.65	0.00	0.00	265,218.65	602,691,987.83

Deal Distribution Total					187,365.67	2,976,279.87	0.00	0.00	3,163,645.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541MBE3	419.65904897	22.93780799	1.32577320	0.00000000	0.00000000	0.00000000	0.00000000	24.26358119	396.72124098
A-2	06541MBF0	1,000.00000000	0.00000000	3.70166667	0.00000000	0.00000000	0.00000000	0.00000000	3.70166667	1,000.00000000
A-SB	06541MBG8	1,000.00000000	0.00000000	3.76000000	0.00000000	0.00000000	0.00000000	0.00000000	3.76000000	1,000.00000000
A-4	06541MBH6	1,000.00000000	0.00000000	3.53833336	0.00000000	0.00000000	0.00000000	0.00000000	3.53833336	1,000.00000000
A-5	06541MBN3	1,000.00000000	0.00000000	3.74416668	0.00000000	0.00000000	0.00000000	0.00000000	3.74416668	1,000.00000000
A-S	06541MBV5	1,000.00000000	0.00000000	3.93561148	0.00000000	0.00000000	0.00000000	0.00000000	3.93561148	1,000.00000000
B	06541MCA0	1,000.00000000	0.00000000	3.93561170	0.00000000	0.00000000	0.00000000	0.00000000	3.93561170	1,000.00000000
C	06541MCF9	1,000.00000000	0.00000000	3.93561148	0.00000000	0.00000000	0.00000000	0.00000000	3.93561148	1,000.00000000
D	06541MAL8	1,000.00000000	0.00000000	2.08333319	0.00000000	0.00000000	0.00000000	0.00000000	2.08333319	1,000.00000000
E	06541MAN4	1,000.00000000	0.00000000	2.08333315	0.00000000	0.00000000	0.00000000	0.00000000	2.08333315	1,000.00000000
F	06541MAQ7	1,000.00000000	0.00000000	2.90250043	0.00000000	0.00000000	0.00000000	0.00000000	2.90250043	1,000.00000000
G	06541MAS3	1,000.00000000	0.00000000	2.90249950	0.00000000	0.00000000	0.00000000	0.00000000	2.90249950	1,000.00000000
H	06541MAU8	1,000.00000000	0.00000000	2.90250031	0.00000000	0.00000000	0.00000000	0.00000000	2.90250031	1,000.00000000
J	06541MAW4	1,000.00000000	0.00000000	2.88549777	0.01700237	0.01901837	0.00000000	0.00000000	2.88549777	1,000.00000000
RR Interest	06541MBC7	993.77171388	0.24617110	3.91039802	0.00070134	0.00078385	0.00000000	0.00000000	4.15656912	993.52554278
V	06541MAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541MBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06541MBT0	991.10244162	0.00000000	0.25008630	0.00000000	0.00000000	0.00000000	0.00000000	0.25008630	990.75076822
X-D	06541MAA2	1,000.00000000	0.00000000	1.85227824	0.00000000	0.00000000	0.00000000	0.00000000	1.85227824	1,000.00000000
X-F	06541MAC8	1,000.00000000	0.00000000	1.03311149	0.00000000	0.00000000	0.00000000	0.00000000	1.03311149	1,000.00000000
X-G	06541MAE4	1,000.00000000	0.00000000	1.03311205	0.00000000	0.00000000	0.00000000	0.00000000	1.03311205	1,000.00000000
X-H	06541MAG9	1,000.00000000	0.00000000	1.03311125	0.00000000	0.00000000	0.00000000	0.00000000	1.03311125	1,000.00000000
X-J	06541MAJ3	1,000.00000000	0.00000000	1.03311154	0.00000000	0.00000000	0.00000000	0.00000000	1.03311154	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	01/01/26 - 01/30/26	30	0.00	10,288.00	0.00	10,288.00	0.00	0.00	0.00	10,288.00	0.00
A-2	01/01/26 - 01/30/26	30	0.00	274,293.50	0.00	274,293.50	0.00	0.00	0.00	274,293.50	0.00
A-SB	01/01/26 - 01/30/26	30	0.00	57,076.80	0.00	57,076.80	0.00	0.00	0.00	57,076.80	0.00
A-4	01/01/26 - 01/30/26	30	0.00	442,291.67	0.00	442,291.67	0.00	0.00	0.00	442,291.67	0.00
A-5	01/01/26 - 01/30/26	30	0.00	1,063,732.73	0.00	1,063,732.73	0.00	0.00	0.00	1,063,732.73	0.00
X-A	01/01/26 - 01/30/26	30	0.00	126,579.68	0.00	126,579.68	0.00	0.00	0.00	126,579.68	0.00
X-D	01/01/26 - 01/30/26	30	0.00	77,010.32	0.00	77,010.32	0.00	0.00	0.00	77,010.32	0.00
X-F	01/01/26 - 01/30/26	30	0.00	12,139.06	0.00	12,139.06	0.00	0.00	0.00	12,139.06	0.00
X-G	01/01/26 - 01/30/26	30	0.00	10,271.20	0.00	10,271.20	0.00	0.00	0.00	10,271.20	0.00
X-H	01/01/26 - 01/30/26	30	0.00	8,404.36	0.00	8,404.36	0.00	0.00	0.00	8,404.36	0.00
X-J	01/01/26 - 01/30/26	30	0.00	30,814.03	0.00	30,814.03	0.00	0.00	0.00	30,814.03	0.00
A-S	01/01/26 - 01/30/26	30	0.00	152,957.54	0.00	152,957.54	0.00	0.00	0.00	152,957.54	0.00
B	01/01/26 - 01/30/26	30	0.00	149,395.82	0.00	149,395.82	0.00	0.00	0.00	149,395.82	0.00
C	01/01/26 - 01/30/26	30	0.00	152,957.54	0.00	152,957.54	0.00	0.00	0.00	152,957.54	0.00
D	01/01/26 - 01/30/26	30	0.00	48,958.33	0.00	48,958.33	0.00	0.00	0.00	48,958.33	0.00
E	01/01/26 - 01/30/26	30	0.00	37,658.33	0.00	37,658.33	0.00	0.00	0.00	37,658.33	0.00
F	01/01/26 - 01/30/26	30	0.00	34,104.38	0.00	34,104.38	0.00	0.00	0.00	34,104.38	0.00
G	01/01/26 - 01/30/26	30	0.00	28,856.65	0.00	28,856.65	0.00	0.00	0.00	28,856.65	0.00
H	01/01/26 - 01/30/26	30	0.00	23,611.84	0.00	23,611.84	0.00	0.00	0.00	23,611.84	0.00
J	01/01/26 - 01/30/26	30	59.96	86,571.22	0.00	86,571.22	507.12	0.00	0.00	86,064.10	567.25
RR Interest	01/01/26 - 01/30/26	30	3.13	148,840.68	0.00	148,840.68	26.69	0.00	0.00	148,813.99	29.83
Totals			63.09	2,976,813.68	0.00	2,976,813.68	533.81	0.00	0.00	2,976,279.87	597.08

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	N/A	4.246000%	125,000,000.00	125,000,000.00	0.00	442,291.67	0.00	0.00	442,291.67	125,000,000.00
A-4-1	06541MBJ2	N/A	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541MBK9	N/A	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541MBL7	N/A	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541MBM5	N/A	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	N/A	4.493000%	284,104,000.00	284,104,000.00	0.00	1,063,732.73	0.00	0.00	1,063,732.73	284,104,000.00
A-5-1	06541MBP8	N/A	284,104,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06541MBQ6	N/A	284,104,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06541MBR4	N/A	284,104,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06541MBS2	N/A	284,104,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	4.722734%	38,865,000.00	38,865,000.00	0.00	152,957.54	0.00	0.00	152,957.54	38,865,000.00
A-S-1	06541MBW3	N/A	38,865,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541MBX1	N/A	38,865,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541MBY9	N/A	38,865,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541MBZ6	N/A	38,865,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	4.722734%	37,960,000.00	37,960,000.00	0.00	149,395.82	0.00	0.00	149,395.82	37,960,000.00
B-1	06541MCB8	N/A	37,960,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541MCC6	N/A	37,960,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541MCD4	N/A	37,960,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541MCE2	N/A	37,960,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	4.722734%	38,865,000.00	38,865,000.00	0.00	152,957.54	0.00	0.00	152,957.54	38,865,000.00
C-1	06541MCG7	N/A	38,865,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541MCH5	N/A	38,865,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06541MCJ1	N/A	38,865,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541MCK8	N/A	38,865,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,623,970,000.00	524,794,000.00	0.00	1,961,335.30	0.00	0.00	1,961,335.30	524,794,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	06541MBJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06541MBK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	06541MBP8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	06541MBQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06541MBW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06541MBX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06541MCB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06541MCC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06541MCG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06541MCH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	06541MBL7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06541MBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	06541MBR4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	06541MBS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06541MBY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06541MBZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06541MCD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06541MCE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06541MCJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06541MCK8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information

Total Available Distribution Amount (1)	3,163,645.54
Non-Retained Certificate Available Funds	3,005,463.26
Retained Certificate Available Funds	158,182.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,091,527.92	Master Servicing Fee	7,169.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,301.42
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	325.66
ARD Interest	0.00	Operating Advisor Fee	1,185.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.94
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,091,527.92	Total Fees	15,487.13

Principal		Expenses/Reimbursements
Scheduled Principal	187,365.67	Reimbursement for Interest on Advances	533.81
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	187,365.67	Total Expenses/Reimbursements	533.81

		Interest Reserve Deposit	99,227.12

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,976,279.87
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	187,365.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,163,645.54
Total Funds Collected	3,278,893.59	Total Funds Distributed	3,278,893.60

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	756,378,932.14	756,378,932.14	Beginning Certificate Balance	756,378,931.82
(-) Scheduled Principal Collections	187,365.67	187,365.67	(-) Principal Distributions	187,365.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	756,191,566.47	756,191,566.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	756,380,541.84	756,380,541.84	Ending Certificate Balance	756,191,566.15
Ending Actual Collateral Balance	756,191,566.47	756,191,566.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.32)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.32)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	7,000,000.00	0.93%	15	5.8520	NAP	Defeased	1	7,000,000.00	0.93%	15	5.8520	NAP
$5,000,000 or less	18	44,532,846.91	5.89%	75	4.4445	1.354479	1.709999 or less	18	249,084,916.33	32.94%	75	5.0428	1.388444
$5,000,001 to $15,000,000	12	102,971,438.82	13.62%	75	4.5086	2.497092	1.710000 to 2.109999	9	237,242,815.08	31.37%	57	5.0240	1.806640
$15,000,001 to $25,000,000	7	130,213,566.95	17.22%	75	4.5480	2.244288	2.110000 to 2.509999	8	153,641,311.59	20.32%	75	4.6804	2.368775
$25,000,001 to $35,000,000	1	29,300,268.75	3.87%	75	5.2900	1.636000	2.510000 to 3.509999	5	19,456,245.06	2.57%	75	4.3899	2.877357
$35,000,001 to $55,000,000	5	225,173,445.04	29.78%	74	4.6317	2.278599	3.510000 to 4.509999	5	83,666,278.41	11.06%	73	3.2622	4.263317
$55,000,001 to $75,000,000	2	141,000,000.00	18.65%	45	5.2826	1.596776	4.510000 or greater	1	6,100,000.00	0.81%	74	3.7500	5.365200
$75,000,001 or more	1	76,000,000.00	10.05%	75	4.6200	2.473100	Totals	47	756,191,566.47	100.00%	69	4.7465	2.109718
Totals	47	756,191,566.47	100.00%	69	4.7465	2.109718
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	7,000,000.00	0.93%	15	5.8520	NAP
							Defeased	1	7,000,000.00	0.93%	15	5.8520	NAP
Alaska	3	34,912,500.00	4.62%	75	4.4464	2.988830
							Industrial	4	26,500,000.00	3.50%	75	4.9898	1.948774
Arizona	18	10,250,000.00	1.36%	76	4.9100	2.128500
							Lodging	1	76,000,000.00	10.05%	75	4.6200	2.473100
California	7	230,376,580.34	30.47%	57	5.3758	1.755344
							Mixed Use	2	11,226,033.83	1.48%	74	3.8368	4.244700
Connecticut	1	16,725,000.00	2.21%	75	4.8450	1.794600
							Mobile Home Park	2	56,135,000.00	7.42%	76	5.8263	1.638754
Florida	2	114,023,445.04	15.08%	75	4.7267	2.131493
							Multi-Family	15	44,674,440.31	5.91%	74	4.0508	1.340209
Georgia	1	4,930,265.13	0.65%	75	5.1920	1.755900
							Office	4	256,023,445.04	33.86%	58	4.5674	2.422669
Illinois	1	5,850,090.71	0.77%	75	5.1920	1.755900
							Other	4	45,350,000.00	6.00%	73	4.5770	1.811500
Indiana	1	2,135,000.00	0.28%	75	5.2270	2.199100
							Retail	10	175,318,835.70	23.18%	75	4.8934	1.879900
New Jersey	2	11,226,033.83	1.48%	74	3.8368	4.244700
							Self Storage	26	57,963,811.59	7.67%	75	4.8140	2.431231
New York	16	115,674,440.31	15.30%	75	4.5843	1.505805
							Totals	69	756,191,566.47	100.00%	69	4.7465	2.109718
North Carolina	2	21,279,158.15	2.81%	75	5.0536	2.038467

Ohio	1	6,750,000.00	0.89%	74	4.5150	2.167500

Texas	7	65,968,274.13	8.72%	73	4.5827	1.809750

Virginia	2	19,590,778.83	2.59%	76	5.4240	1.503788

Washington, DC	1	76,000,000.00	10.05%	73	3.0494	4.300000

Wisconsin	3	13,500,000.00	1.79%	75	4.8500	2.171000

Totals	69	756,191,566.47	100.00%	69	4.7465	2.109718

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,000,000.00	0.93%	15	5.8520	NAP	Defeased	1	7,000,000.00	0.93%	15	5.8520	NAP
	3.9999% or less	12	110,487,550.61	14.61%	73	3.2774	3.623158	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	8	49,387,954.04	6.53%	75	4.3827	2.557639	13 months or greater	46	749,191,566.47	99.07%	69	4.7362	2.114013
	4.5000% to greater	26	589,316,061.82	77.93%	68	5.0393	1.793894	Totals	47	756,191,566.47	100.00%	69	4.7465	2.109718
	Totals	47	756,191,566.47	100.00%	69	4.7465	2.109718
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,000,000.00	0.93%	15	5.8520	NAP	Defeased	1	7,000,000.00	0.93%	15	5.8520	NAP
	59 months or less	1	71,000,000.00	9.39%	15	5.6400	1.747400	Interest Only	26	568,752,500.00	75.21%	67	4.7102	2.261031
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	119 or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	755,521,539.51	99.91%	69	4.7474	2.109744	358 to 360	0	0.00	0.00%	0	0.0000	0.000000
								478 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	755,521,539.51	99.91%	69	4.7474	2.109744
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,000,000.00	0.93%	15	5.8520	NAP	116.99 months or less	1	670,026.96	0.09%	75	3.7400	2.080000
Underwriter's Information		3	71,000,000.00	9.39%	73	3.0757	4.262113	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	628,532,888.67	83.12%	68	4.9534	1.929165	Totals	1	670,026.96	0.09%	75	3.7400	2.080000
	13 months to 24 months	14	49,658,677.80	6.57%	75	4.3609	1.382385
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	756,191,566.47	100.00%	69	4.7465	2.109718
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	326610001				Actual/360	3.049%	15,755.23	0.00	0.00	N/A	03/09/32	--	6,000,000.00	6,000,000.00	02/09/26
1A	326610101	OF	Washington	DC	Actual/360	3.049%	131,293.61	0.00	0.00	N/A	03/09/32	--	50,000,000.00	50,000,000.00	02/09/26
1B	326610201				Actual/360	3.049%	52,517.44	0.00	0.00	N/A	03/09/32	--	20,000,000.00	20,000,000.00	02/09/26
2	310950160	LO	Miramar Beach	FL	Actual/360	4.620%	302,353.33	0.00	0.00	N/A	05/11/32	--	76,000,000.00	76,000,000.00	02/11/26
3	310960528				Actual/360	4.920%	296,566.67	0.00	0.00	N/A	05/06/32	--	70,000,000.00	70,000,000.00	02/06/26
3A	310962196	OF	New York	NY	Actual/360	4.920%	4,236.67	0.00	0.00	N/A	05/06/32	--	1,000,000.00	1,000,000.00	02/06/26
4	211005005	OF	El Segundo	CA	Actual/360	5.640%	344,823.33	0.00	0.00	N/A	05/01/27	--	71,000,000.00	71,000,000.00	02/01/26
5	300802323	MH	Seaside	CA	Actual/360	5.850%	272,025.00	0.00	0.00	N/A	06/01/32	--	54,000,000.00	54,000,000.00	02/01/26
6	310961238	98	Dallas	TX	Actual/360	4.577%	178,738.21	0.00	0.00	N/A	03/11/32	--	45,350,000.00	45,350,000.00	02/11/26
7	300802309	OF	West Palm Beach	FL	Actual/360	4.940%	161,943.14	45,989.52	0.00	N/A	05/01/32	--	38,069,434.56	38,023,445.04	02/01/26
8	310960789	RT	Vacaville	CA	Actual/360	4.740%	154,287.00	0.00	0.00	N/A	05/06/32	--	37,800,000.00	37,800,000.00	02/06/26
9	326610009	RT	Ventura	CA	Actual/360	5.290%	133,620.21	32,784.94	0.00	N/A	05/06/32	--	29,333,053.69	29,300,268.75	02/06/26
10	300802306	RT	Anchorage	AK	Actual/360	4.445%	95,690.97	0.00	0.00	N/A	05/01/32	--	25,000,000.00	25,000,000.00	02/01/26
11	221005651	RT	Yuba City	CA	Actual/360	4.765%	82,063.89	0.00	0.00	N/A	05/01/32	--	20,000,000.00	20,000,000.00	02/01/26
12	310961141	RT	Various	Various	Actual/360	5.192%	77,560.81	18,447.13	0.00	N/A	05/11/32	--	17,347,961.12	17,329,513.99	02/11/26
13	300802320	SS	Norwalk	CT	Actual/360	4.845%	69,778.09	0.00	0.00	N/A	05/01/32	--	16,725,000.00	16,725,000.00	02/01/26
14	221005324	RT	Lubbock	TX	Actual/360	4.500%	59,637.08	21,939.25	0.00	N/A	04/01/32	--	15,390,213.38	15,368,274.13	02/01/26
15	211005256	RT	Springfield	VA	Actual/360	5.360%	72,959.31	16,486.53	0.00	N/A	06/01/32	--	15,807,265.36	15,790,778.83	02/01/26
16	610961038	RT	New Bern	NC	Actual/360	4.992%	63,319.36	0.00	0.00	N/A	05/11/32	--	14,730,000.00	14,730,000.00	02/11/26
17	221005460	IN	Various	WI	Actual/360	4.850%	56,381.25	0.00	0.00	N/A	05/01/32	--	13,500,000.00	13,500,000.00	02/01/26
18	410960932	IN	San Juan Capistrano	CA	Actual/360	5.135%	57,483.47	0.00	0.00	N/A	05/11/32	--	13,000,000.00	13,000,000.00	02/11/26
19	326610019	SS	Various	AZ	Actual/360	4.910%	43,337.57	0.00	0.00	N/A	06/01/32	--	10,250,000.00	10,250,000.00	02/01/26
20	300802319	SS	Anchorage	AK	Actual/360	4.450%	37,984.15	0.00	0.00	N/A	05/01/32	--	9,912,500.00	9,912,500.00	02/01/26
21	310960055	OF	Santa Clara	CA	Actual/360	5.852%	35,274.56	0.00	0.00	N/A	05/11/27	11/11/26	7,000,000.00	7,000,000.00	02/11/26
22	600959789	SS	Lewis Center	OH	Actual/360	4.515%	26,243.44	0.00	0.00	N/A	04/11/32	--	6,750,000.00	6,750,000.00	02/11/26
24	211003844	MU	Basking Ridge	NJ	Actual/360	3.750%	19,697.92	0.00	0.00	N/A	04/01/32	--	6,100,000.00	6,100,000.00	02/01/26
26	410960963	SS	Sacramento	CA	Actual/360	4.906%	22,319.47	6,890.56	0.00	N/A	05/11/32	--	5,283,202.15	5,276,311.59	02/11/26
27	221005700	MU	Warren	NJ	Actual/360	3.940%	17,420.83	8,647.12	0.00	N/A	05/01/32	--	5,134,680.95	5,126,033.83	02/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	211005264	SS	Hampton	VA	Actual/360	5.690%	18,618.94	0.00	0.00	N/A	05/01/32	--	3,800,000.00	3,800,000.00	02/01/26
34	410959741	SS	Fort Worth	TX	Actual/360	4.399%	11,364.08	0.00	0.00	N/A	04/11/32	--	3,000,000.00	3,000,000.00	02/11/26
35	610961021	SS	Spring	TX	Actual/360	5.506%	10,667.88	0.00	0.00	N/A	05/11/32	--	2,250,000.00	2,250,000.00	02/11/26
36	300802321	MH	Noblesville	IN	Actual/360	5.227%	9,609.69	0.00	0.00	N/A	05/01/32	--	2,135,000.00	2,135,000.00	02/01/26
23	470126590	MF	Bronx	NY	Actual/360	3.990%	22,332.92	0.00	0.00	N/A	04/01/32	--	6,500,000.00	6,500,000.00	02/01/26
25	470131460	MF	Bronx	NY	Actual/360	3.500%	17,578.94	6,051.91	0.00	N/A	04/01/32	--	5,832,645.31	5,826,593.40	02/01/26
28	470131980	MF	Riverdale	NY	Actual/360	4.120%	17,520.97	4,282.45	0.00	N/A	05/01/32	--	4,938,574.83	4,934,292.38	02/01/26
29	470132460	MF	Bronx	NY	Actual/360	4.510%	19,418.06	0.00	0.00	N/A	05/01/32	--	5,000,000.00	5,000,000.00	02/01/26
30	470131400	MF	Bronx	NY	Actual/360	3.660%	11,976.33	0.00	0.00	N/A	04/01/32	--	3,800,000.00	3,800,000.00	02/01/26
32	470131500	MF	Bronx	NY	Actual/360	3.700%	10,359.68	5,750.22	0.00	N/A	04/01/32	--	3,251,512.73	3,245,762.51	02/01/26
33	470131840	MF	New York	NY	Actual/360	4.730%	12,633.23	2,229.27	0.00	N/A	05/01/32	--	3,101,658.51	3,099,429.24	02/01/26
37	470132050	MF	Brooklyn	NY	Actual/360	4.210%	6,993.12	1,628.75	0.00	N/A	05/01/32	--	1,928,989.14	1,927,360.39	02/01/26
38	470131930	MF	Elmhurst	NY	Actual/360	4.040%	6,609.89	0.00	0.00	N/A	05/01/32	--	1,900,000.00	1,900,000.00	02/01/26
39	470131550	MF	Bronx	NY	Actual/360	4.600%	7,286.14	1,378.07	0.00	N/A	05/01/32	--	1,839,418.32	1,838,040.25	02/01/26
40	470130960	MF	New York	NY	Actual/360	3.970%	6,249.47	1,655.95	0.00	N/A	05/01/32	--	1,828,073.97	1,826,418.02	02/01/26
41	470131780	MF	Port Chester	NY	Actual/360	4.420%	6,413.04	1,342.32	0.00	N/A	04/01/32	--	1,684,932.36	1,683,590.04	02/01/26
42	470131270	MF	New York	NY	Actual/360	3.790%	4,553.21	2,427.61	0.00	N/A	04/01/32	--	1,395,143.50	1,392,715.89	02/01/26
43	470132090	MF	New York	NY	Actual/360	4.330%	3,847.28	1,615.70	0.00	N/A	05/01/32	--	1,031,826.93	1,030,211.23	02/01/26
44	470131760	MF	New York	NY	Actual/360	3.740%	2,183.04	7,818.37	0.00	N/A	05/01/32	--	677,845.33	670,026.96	02/01/26
Totals							3,091,527.92	187,365.67	0.00				756,378,932.14	756,191,566.47
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	35,073,752.14	12,686,448.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	16,590,878.70	17,042,294.68	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,612,614.00	9,340,399.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,040,795.43	6,902,508.01	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,222,492.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	11,202,647.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,472,350.30	2,860,411.10	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,423,952.00	4,274,613.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	8,813,676.93	6,400,419.88	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,982,508.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,001,203.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,961,976.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,558,806.19	742,478.83	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,912,042.33	1,398,533.86	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,295,413.63	646,238.19	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,717,640.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,513,189.44	1,155,052.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,222,108.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,176,640.72	862,128.72	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,747,331.54	1,440,759.48	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	543,667.16	509,486.66	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,358,032.68	1,004,666.15	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	740,215.52	579,701.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	862,329.05	736,999.30	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	513,807.00	459,590.90	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	413,671.58	282,959.64	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	159,514.40	89,992.86	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	189,452.28	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	791,973.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	345,510.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	157,601.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	(69,369.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	106,099.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	214,634.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	204,443.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	376,518.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	(29,738.13)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	96,896.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	338,535.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	96,488.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	94,944.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	171,209.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	249,639.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	142,278,642.55	69,605,134.62				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746507%	4.722731%	69
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746512%	4.722734%	70
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746517%	4.722737%	71
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746526%	4.722743%	72
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746530%	4.722746%	73
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746539%	4.722753%	74
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746544%	4.722755%	75
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746548%	4.722757%	76
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746556%	4.722764%	77
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746561%	4.722766%	78
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746557%	4.722760%	79
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.746551%	4.722752%	80
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

Note: Outstanding P & I Advances include the current period advance.

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		7,000,000	7,000,000	0		0
13 - 24 Months		71,000,000	71,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		678,191,566	678,191,566	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	756,191,566	756,191,566	0	0	0	0
Jan-26	756,378,932	756,378,932	0	0	0	0
Dec-25	756,565,532	756,565,532	0	0	0	0
Nov-25	756,772,014	756,772,014	0	0	0	0
Oct-25	756,957,005	756,957,005	0	0	0	0
Sep-25	757,161,936	757,161,936	0	0	0	0
Aug-25	757,345,331	757,345,331	0	0	0	0
Jul-25	757,527,977	757,527,977	0	0	0	0
Jun-25	757,730,647	757,730,647	0	0	0	0
May-25	757,911,716	757,911,716	0	0	0	0
Apr-25	758,092,663	758,092,663	0	0	0	0
Mar-25	758,254,570	758,254,570	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	41.29	0.00	0.00	0.00
1A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	344.08	0.00	0.00	0.00
1B	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	137.63	0.00	0.00	0.00
4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.49	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.70	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.62	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	533.81	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			533.81

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Supplemental Notes
None

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